INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current expense	$ 3,482	$ 3,002
Deferred income tax:
Origination and reversal of temporary differences	31,061	47,036
Deferred tax adjustments related to prior periods	(3,001)	105
Deferred income tax expense	28,060	47,141
Income tax expense	$ 31,542	$ 50,143